Asbestos - Changes in Deferred Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2013 USD ($)
Insurance [Abstract]
Deferred Tax Assets - Beginning balance	$ 452.7	434.4
Offset to Income Tax Payable	(16.8)	(18.0)	(25.6)
AICF Earnings	(0.3)	(0.3)
Impact of change in estimates	87.9	95.3
Effect of foreign exchange	(51.8)
Deferred Tax Asset - Ending balance	$ 471.7	511.4	$ 452.7
Exchange rate, Beginning balance	0.9597	0.9597
Offset to Income Tax Payable, Exchange rate	1.0716	1.0716
AICF Earnings, Exchange rate	1.0716	1.0716
Impact of change in estimates, Exchange rate	1.0845	1.0845
Exchange rate, Ending balance	1.0845	1.0845	0.9597